ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2019	Apr. 30, 2019
Goodwill		$ 12,071,376	$ 21,062,455	$ 21,062,455
Intangible asset, gross		1,010,180	1,010,180			$ 4,900,000
Goodwill, Impairment Loss		4,111,079
Amortization of identifiable intangible assets		12,841	51,365
Derecognition of carrying value upon sale of asset		800,000
Intangible asset, net			821,841
Research and Development Expense [Member]
Intangible asset, net		$ 1,101,760	$ 1,101,760
Merger Agreement [Member]
Goodwill						$ 4,900,000
Merger Agreement [Member] | PointR [Member]
Goodwill					$ 16,182,456
Assignment And Assumption Agreement [Member] | Autotelic Inc [Member]
Stock issued during period, shares, acquisitions	204,798
Stock issued during period, value, acquisitions	$ 819,191